Summary of Significant Accounting Policies (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)
Depreciation And Amortization [Abstract]
Vehicles Estimated Useful Lives (Years)	vehicles up to five years
Computer Equipment Estimated Useful Lives (Years)	computer equipment up to three years
Exploration And Evaluation Costs [Abstract]
Net income ($ millions)	$ 27	$ 16	$ 10
Earnings per share	$ 0.07	$ 0.04	$ 0.03
Retained income - January 1 ($ millions)	86	70	60
Retained income - December 31 ($ millions)	$ 113	$ 86	$ 70
General Policies [Abstract]
Equity Method Associate Minimum Ownership Percentage	20.00%
Equity Method Associate Maximum Ownership Percentage	50.00%
Dividend Payment Percentage To E Ordinary Shareholders In Cash	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise Price	50.00%